SUBSEQUENT EVENTS (Details)				3 Months Ended
	Apr. 08, 2024 shares	Feb. 09, 2024 USD ($) D item $ / shares shares	Feb. 09, 2021	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Aug. 04, 2023 $ / shares	Aug. 01, 2023 $ / shares	Dec. 31, 2022 $ / shares shares
SUBSEQUENT EVENTS
Common Stock, par value (in Dollars per share) | $ / shares				$ 0.0001	$ 0.0001			$ 0.0001
Threshold period from Closing to achieve milestones considered for issuance of Earn Out Shares				18 months
Period for measurement of revenue targets				5 years
Number of shares called by each warrant					0.5
Redemption price per share (in dollars per share) | $ / shares						$ 10.53
Common stock subject to possible redemption, shares outstanding (in shares)					5,050,384			20,125,000
Common stock, shares issued (in shares)				12,277,759	5,031,250			5,031,250
Common stock, shares outstanding (in shares)				12,277,759	5,031,250			5,031,250
Term of the debt, after the Closing Date			185 days
Period to file registration statement with SEC		30 days
Market price of public shares (in Dollars per share) | $ / shares					$ 6.20		$ 10.57
Marketing fees payable to underwriters, waived in exchange for notes payable | $		$ 7,043,750
Shares issued in settlement of obligations (in shares)		2,201,010
Obligations settled in shares | $		$ 5,448,933
Funicular Note
SUBSEQUENT EVENTS
Aggregate principal amount | $		$ 6,000,000
Interest rate (in percent)		12.50%
Period to file registration statement with SEC		15 days
Purchase price of notes | $		$ 6,000,000
Interest rate in the event of default (in percent)		20.00%
Conversion Price (in dollars per share) | $ / shares		$ 10.00
Threshold trading days over which VWAP is considered to make monthly adjustments to the Conversion price | D		5
Floor on Conversion price (in dollars per share) | $ / shares		$ 2.00
Market price of public shares (in Dollars per share) | $ / shares		$ 2.00
Number of days notice required for redemption of notes		30 days
Redemption price as a percentage of the outstanding principal amount (in percent)		101.00%
Threshold maximum percentage of outstanding common stock, above which stockholder's approval is required for conversion (in percent)		19.90%
Number of days within which the registration statement should be declared effective		60 days
Percentage of original principal amount of notes payable, upon default of filing or effecting of registration statement with SEC (in percent)		5.00%
Chardan Note
SUBSEQUENT EVENTS
Aggregate principal amount | $		$ 4,150,000
Interest rate (in percent)		13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)		85.00%
Conversion rate, as a percentage of trailing specified trading day VWAP (in percent)		90.00%
Period to file registration statement with SEC		45 days
Number of years up to which the converted amount is to be held for payment of interest		3 years		3 years
Beneficial ownership (in percent)		9.99%
Minimum period for which the registration statement with SEC is suspended, considered for increase in interest rate		15 days
Incremental weekly interest rate, if the registration statement is not filed or is not effective or terminated or suspended (in percent)		2.00%
Quantum Common Stock
SUBSEQUENT EVENTS
Common stock subject to possible redemption, shares outstanding (in shares)				109,499
Common stock, shares issued (in shares)				12,277,759
Common stock, shares outstanding (in shares)				11,781,759
Market price of public shares (in Dollars per share) | $ / shares				$ 10.92
Atlas FinTech
SUBSEQUENT EVENTS
Earn Out Shares, maximum shares issuable to stockholders (in shares)				5,944,444
Threshold period from Closing to achieve milestones considered for issuance of Earn Out Shares				18 months
Software Products Earn Out Shares, maximum amount of shares issuable to stockholders | $				$ 20,000,000.00
Period for measurement of revenue targets				5 years
Wilson-Davis Sellers | Short-Term Notes
SUBSEQUENT EVENTS
Aggregate principal amount | $		$ 5,000,000
Term of the debt, after the Closing Date		90 days
Interest rate (in percent)		9.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)		90.00%
Interest payable in shares, Number of trading days over which the VWAP is considered | D		7
Conversion rate, as a percentage of trailing specified trading day VWAP (in percent)		90.00%
Conversion rate, Number of trading days over which the VWAP is considered | D		7
Wilson-Davis Sellers | Long-Term Notes
SUBSEQUENT EVENTS
Aggregate principal amount | $		$ 7,971,197
Term of the debt, after the Closing Date		2 years
Interest rate (in percent)		13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)		90.00%
Interest payable in shares, Number of trading days over which the VWAP is considered | D		7
Conversion rate, as a percentage of trailing specified trading day VWAP (in percent)		90.00%
Conversion rate, Number of trading days over which the VWAP is considered | D		7
Period after the Closing Date, when the debt instrument can be converted		6 months
Conversion rate, as a percentage of trailing seven-trading day VWAP, if an event of default occurs and is continuing (in percent)		85.00%
Qvent, LLC | Affiliate of sponsor
SUBSEQUENT EVENTS
Shares issued in settlement of obligations (in shares)		2,000,000
Obligations settled in shares | $		$ 4,577,569
Quantum Fintech Acquisition Corp
SUBSEQUENT EVENTS
Share exchange ratio		1
Quantum Fintech Acquisition Corp | Warrants issued in exchange for public warrants to purchase Quantum Common Stock
SUBSEQUENT EVENTS
Number of shares called by each warrant		0.5
Quantum Fintech Acquisition Corp | Warrants issued in exchange for private warrants to purchase Quantum Common Stock
SUBSEQUENT EVENTS
Number of shares called by each warrant		1
Subsequent event
SUBSEQUENT EVENTS
Threshold period from Closing to achieve milestones considered for issuance of Earn Out Shares		18 months
Period for measurement of revenue targets		5 years
Balance in Trust Account | $		$ 1,200,000
Common stock subject to possible redemption, shares outstanding (in shares)		109,499
Common stock, shares issued (in shares)		11,781,759
Common stock, shares outstanding (in shares)		11,781,759
Number of Founder shares instructed to be released form escrow (in shares)		4,000,000
Number of amendments to Broker-Dealer Acquisition Agreement | item		2
Broker-Dealer Acquisition Agreement, reduction in total purchase price payable | $		$ 5,000,000
Broker-Dealer Acquisition Agreement, cash payable at the Wilson-Davis Closing | $		8,000,000
Aggregate principal amount | $		$ 4,150,000
Period to file registration statement with SEC		30 days
Marketing fees payable to underwriters, waived in exchange for notes payable | $		$ 7,043,750
Shares issued in settlement of obligations (in shares)		2,201,010
Obligations settled in shares | $		$ 5,448,933
Subsequent event | Funicular Note
SUBSEQUENT EVENTS
Aggregate principal amount | $		$ 6,000,000
Interest rate (in percent)		12.50%
Conversion rate, as a percentage of trailing specified trading day VWAP (in percent)		90.00%
Period to file registration statement with SEC		15 days
Purchase price of notes | $		$ 6,000,000
Interest rate in the event of default (in percent)		20.00%
Conversion Price (in dollars per share) | $ / shares		$ 10.00
Threshold trading days over which VWAP is considered to make monthly adjustments to the Conversion price | D		5
Floor on Conversion price (in dollars per share) | $ / shares		$ 2.00
Market price of public shares (in Dollars per share) | $ / shares		$ 2.00
Number of days notice required for redemption of notes		30 days
Redemption price as a percentage of the outstanding principal amount (in percent)		101.00%
Threshold maximum percentage of outstanding common stock, above which stockholder's approval is required for conversion (in percent)		19.90%
Number of days within which the registration statement should be declared effective		60 days
Percentage of original principal amount of notes payable, upon default of filing or effecting of registration statement with SEC (in percent)		5.00%
Subsequent event | Chardan Note
SUBSEQUENT EVENTS
Aggregate principal amount | $		$ 4,150,000
Interest rate (in percent)		13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)		85.00%
Period to file registration statement with SEC		45 days
Number of years up to which the converted amount is to be held for payment of interest		3 years
Beneficial ownership (in percent)		9.99%
Minimum period for which the registration statement with SEC is suspended, considered for increase in interest rate		15 days
Incremental weekly interest rate, if the registration statement is not filed or is not effective or terminated or suspended (in percent)		2.00%
Subsequent event | Quantum Common Stock
SUBSEQUENT EVENTS
Number of shares redeemed (in shares)		4,940,885
Redemption price per share (in dollars per share) | $ / shares		$ 10.92
Value of shares redeemed | $		$ 53,947,064.28
Subsequent event | AtlasClear Holdings Stockholders
SUBSEQUENT EVENTS
Earn Out Shares, maximum shares issuable to stockholders (in shares)		5,944,444
Subsequent event | Atlas FinTech
SUBSEQUENT EVENTS
Software Products Earn Out Shares, maximum amount of shares issuable to stockholders | $		$ 20,000,000
Subsequent event | Chardan Quantum, LLC | Sponsor
SUBSEQUENT EVENTS
Number of Founder shares instructed to be released form escrow (in shares)		949,084
Subsequent event | Quantum Ventures LLC | Sponsor
SUBSEQUENT EVENTS
Number of Founder shares instructed to be released form escrow (in shares)		3,050,916
Subsequent event | Wilson-Davis Sellers
SUBSEQUENT EVENTS
Period to file registration statement with SEC		30 days
Shares issued in settlement of obligations (in shares)	145,210
Subsequent event | Wilson-Davis Sellers | Short-Term Notes
SUBSEQUENT EVENTS
Aggregate principal amount | $		$ 5,000,000
Term of the debt, after the Closing Date		90 days
Interest rate (in percent)		9.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)		90.00%
Interest payable in shares, Number of trading days over which the VWAP is considered | D		7
Conversion rate, as a percentage of trailing specified trading day VWAP (in percent)		90.00%
Conversion rate, Number of trading days over which the VWAP is considered | D		7
Subsequent event | Wilson-Davis Sellers | Long-Term Notes
SUBSEQUENT EVENTS
Aggregate principal amount | $		$ 7,971,000
Term of the debt, after the Closing Date		24 months
Interest rate (in percent)		13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)		90.00%
Interest payable in shares, Number of trading days over which the VWAP is considered | D		7
Conversion rate, as a percentage of trailing specified trading day VWAP (in percent)		90.00%
Conversion rate, Number of trading days over which the VWAP is considered | D		7
Period after the Closing Date, when the debt instrument can be converted		6 months
Conversion rate, as a percentage of trailing seven-trading day VWAP, if an event of default occurs and is continuing (in percent)		85.00%
Subsequent event | Wilson-Davis Sellers | Sponsor
SUBSEQUENT EVENTS
Aggregate value of Founder Shares agreed to transfer to the Wilson-Davis Sellers | $		$ 6,000,000
Number of trading days over which VWAP of Quantum Common Stock is considered for determination of Founder Shares agreed to transfer		5 days
Number of Founder Shares transferred (in shares)		885,010
Subsequent event | Funicular | Sponsor
SUBSEQUENT EVENTS
Number of private placement warrants transferred (in shares)		600,000
Subsequent event | Qvent, LLC | Affiliate of sponsor
SUBSEQUENT EVENTS
Shares issued in settlement of obligations (in shares)		2,000,000
Obligations settled in shares | $		$ 4,633,833
Subsequent event | AtlasClear, Inc
SUBSEQUENT EVENTS
Merger Consideration Shares (in shares)		4,440,000
Common Stock, par value (in Dollars per share) | $ / shares		$ 0.0001
Maximum number of Founder Shares that can be transferred (in shares)		2,500,000
Subsequent event | Quantum Fintech Acquisition Corp
SUBSEQUENT EVENTS
Share exchange ratio		1
Subsequent event | Quantum Fintech Acquisition Corp | Warrants issued in exchange for public warrants to purchase Quantum Common Stock
SUBSEQUENT EVENTS
Number of shares called by each warrant		0.5
Subsequent event | Quantum Fintech Acquisition Corp | Warrants issued in exchange for private warrants to purchase Quantum Common Stock
SUBSEQUENT EVENTS
Number of shares called by each warrant		1